7. OFFICE LEASE RIGHT-OF-USE & OFFICE LEASE LIABILITY: Schedule of Right-of-use asset (Tables)	12 Months Ended
Jan. 31, 2026
Tables/Schedules
Schedule of Right-of-use asset

As at January 31, 2026 and 2025, the right-of-use asset recorded for the Company’s office premises was as follows:

	2026	2025

Balance, beginning of year	$79,071	$-

Additions	-	118,607
Depreciation	(39,536)	(39,536)
Balance, end of year	$39,535	$79,071